Jack-up rigs, net - impairment loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	$ 131.7	$ 0.0	$ 77.1
Jack-up rigs
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	7.3	0.0	77.1
Gyme
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	7.3
Gyme | Jack-up rigs
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	7.3	0.0	0.0
Atla
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets			30.9
Atla | Jack-up rigs
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	0.0	0.0	30.9
Balder | Jack-up rigs
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	0.0	0.0	27.8
MSS1
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets			18.4
MSS1 | Jack-up rigs
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of non-current assets	$ 0.0	$ 0.0	$ 18.4